Segment reporting (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Total revenue	$ 261,680	$ 434,548	$ 625,143	$ 745,157
Cost of Revenue	208,583	313,157	500,846	651,229
Gross profit	53,097	121,391	124,297	93,928
Selling expense	446	1,949	958	17,019
Compensation - officers	34,000	34,000	73,100	68,000
Research and development	47,222	61,797	110,372	132,193
Professional fees	293,603	394,031	671,150	827,570
General and administrative	341,361	289,517	651,445	679,330
Total Operating Expenses	716,632	781,294	1,507,025	1,724,112
Loss from Operations	(663,535)	(659,903)	(1,382,728)	(1,630,184)
Interest income (expense), net	(15,223)	(1,240)	(22,756)	35
Other income (expense), net	198,613	33,476	242,823	80,257
Total other income (expense)	183,390	32,236	220,067	80,211
Loss before income taxes	(480,145)	(627,667)	(1,162,661)	(1,549,973)
Income tax expense	0	0	0	0
Net Loss	(480,145)	(627,667)	(1,162,661)	(1,549,973)
Revenue [Member]
Segment Reporting Information [Line Items]
Total revenue	256,730	427,953	610,002	723,890
Revenue Related Party [Member]
Segment Reporting Information [Line Items]
Total revenue	$ 4,950	$ 6,595	15,141	$ 21,267
Focus [Member]
Segment Reporting Information [Line Items]
Total revenue			541,302
Cost of Revenue			422,663
Gross profit			118,639
Selling expense			332
Compensation - officers			73,100
Research and development			110,372
Professional fees			669,679
General and administrative			519,574
Total Operating Expenses			1,373,057
Loss from Operations			(1,254,418)
Interest income (expense), net			(20,715)
Other income (expense), net			245,241
Total other income (expense)			224,526
Loss before income taxes			(1,029,892)
Income tax expense			0
Net Loss			(1,029,892)
Focus [Member] | Revenue [Member]
Segment Reporting Information [Line Items]
Total revenue			526,161
Focus [Member] | Revenue Related Party [Member]
Segment Reporting Information [Line Items]
Total revenue			15,141
Avx [Member]
Segment Reporting Information [Line Items]
Total revenue			83,841
Cost of Revenue			78,183
Gross profit			5,658
Selling expense			626
Compensation - officers			0
Research and development			0
Professional fees			1,471
General and administrative			131,871
Total Operating Expenses			133,968
Loss from Operations			(128,310)
Interest income (expense), net			(2,041)
Other income (expense), net			(2,418)
Total other income (expense)			(4,459)
Loss before income taxes			(132,769)
Income tax expense			0
Net Loss			(132,769)
Avx [Member] | Revenue [Member]
Segment Reporting Information [Line Items]
Total revenue			83,841
Avx [Member] | Revenue Related Party [Member]
Segment Reporting Information [Line Items]
Total revenue			$ 0